Operating Leases (Details) - Schedule of operating lease revenue - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Operating Lease Revenue [Abstract]
Fixed contractual payments	$ 113,660	$ 38,847